UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

Exact name of registrant as specified in charter:	The High Yield Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2007

Date of reporting period:	2/28/2007

Item 1 –	Reports to Stockholders

SEMIANNUAL REPORT

FEBRUARY 28, 2007

THE HIGH YIELD INCOME FUND, INC.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of fund shares.

The views expressed in this report and information about the Fund’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Your Fund’s Performance

Fund Objective

The primary investment objective of The High Yield Income Fund, Inc. is to maximize current income to shareholders. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund will seek to achieve its objectives by investing primarily in corporate bonds rated below investment grade by independent rating agencies. Bonds rated below investment grade are commonly known as “junk” bonds and are subject to greater risk of default and higher volatility than investment-grade bonds. Furthermore, these bonds tend to be less liquid than higher-quality bonds. The Fund is diversified, and we carefully research companies to find those with attractive yields and improving credit quality. There can be no assurance that the Fund will achieve its investment objectives.

Performance as of 2/28/07
	Total Return Six Months	NAV 2/28/07	Market Price 2/28/07
The High Yield Income Fund[1]	8.71%	$5.71	$5.23
Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index[2]	8.32	N/A	N/A
Lipper Closed-End High Current Yield Funds (Leveraged) Avg.[3]	9.74	N/A	N/A

Past performance does not guarantee future results and current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance, call (800) 451-6788. There are no sales charges.

1Source: Prudential Investments LLC. Total return of the Fund represents the change in net asset value from the beginning of the period (9/1/06) through the end (2/28/07) and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the New York Stock Exchange, Inc. using the symbol HYI. Past performance is not indicative of future results.

2Source: Lipper Inc. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index. Investors cannot invest directly in an index.

3Source: Lipper Inc. These are the average returns of 28 funds in the Closed-End High Current Yield Funds (Leveraged) category for six months.

Yield and Dividend as of 2/28/07
Total Monthly Dividends Paid per Share Six Months	Yield at Market Price
$0.210	4.02%

The High Yield Income Fund, Inc.	1

Portfolio of Investments

February 28, 2007 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 128.3%
CORPORATE BONDS 125.5%

Aerospace/Defense 3.6%
BE Aerospace, Inc., Sr. Sub Notes, Ser. B	B3	8.875%	5/1/11	$235		$242,931
DRS Technologies, Inc.,
Gtd. Notes	B1	6.625	2/1/16	200		200,500
Gtd. Notes	B3	7.625	2/1/18	150		154,500
Esterline Technologies Corp., Sr. Sub Notes	B1	7.75	6/15/13	300		306,000
K&F Acquisition, Inc., Gtd. Notes	Caa1	7.75	11/15/14	150		154,875
L-3 Communications Corp., Gtd. Notes	Ba3	7.625	6/15/12	500		518,750
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	1/15/15	300		297,750
Sequa Corp., Sr. Notes, Ser. B	B2	8.875	4/1/08	300		307,500
Standard Aerospace Holdings, Inc., Gtd. Notes	Caa1	8.25	9/1/14	45		45,788
TransDigm, Inc., Sr. Sub. Notes	B3	7.75	7/15/14	150	(h)	154,125

						2,382,719

Airlines 0.3%
AMR Corp., M.T.N., Notes, Ser. B	CCC+(d)	10.40	3/10/11	100		104,000
Continental Airlines, Inc., Pass-thru Certs., Ser. 1998-1, Class B	Ba2	6.748	3/15/17	88		87,087

						191,087

Automotive 5.4%
American Axle & Manufacturing, Inc., Gtd. Notes	Ba3	7.875	3/1/17	150		150,000
Ford Motor Credit Co.,
Notes	B1	7.875	6/15/10	1,405		1,429,200
Sr. Notes	B1	9.875	8/10/11	400		431,584
General Motors Corp., Notes	Caa1	7.20	1/15/11	700		682,500
General Motors Nova Scotia Finance Co. (Canada), Gtd. Notes	Caa1	6.85	10/15/08	225	(c)	223,875
Lear Corp., Gtd. Notes, Ser. B	B3	8.75	12/1/16	170		163,838
TRW Automotive, Inc.,
Sr. Notes	Ba3	9.375	2/15/13	276		296,355
Sr. Sub. Notes	B1	11.00	2/15/13	50		54,813
Visteon Corp., Sr. Notes	Caa2	7.00	3/10/14	165		143,550

						3,575,715

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	3

Portfolio of Investments

February 28, 2007 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Banking 0.6%
Halyk Savings Bank of Kazahstan (Kazahstan), Notes	Baa1	8.125%	10/7/09	$100	(c)(h)	$104,300
Kazkommerts International BV (Netherlands),
Gtd. Notes	Baa1	7.00	11/3/09	105	(c)(h)	105,893
Gtd. Notes	Baa1	8.50	4/16/13	205	(c)(h)	216,623

						426,816

Building Materials & Construction 2.2%
Beazer Homes USA, Inc., Gtd. Notes	Ba1	8.625	5/15/11	110		112,750
D.R. Horton, Inc., Gtd. Notes	Baa3	8.00	2/1/09	375		392,144
Goodman Global Holdings, Inc., Sr. Notes, Ser. B	B1	8.36	6/15/12	122	(i)	123,525
K Hovnanian Enterprises Inc., Gtd. Notes	Ba1	7.50	5/15/16	170		170,425
KB Home,
Notes	Ba1	6.375	8/15/11	150		150,573
Sr. Sub. Notes	Ba2	8.625	12/15/08	160		167,139
Nortek, Inc., Sr. Sub. Notes	B3	8.50	9/1/14	350		356,125

						1,472,681

Cable 5.1%
Callahan Nordrhein-Westfalen (Germany), Sr. Disc. Notes	NR	16.00	7/15/10	500	(a)(c)(f)	5
Charter Communications Holdings I LLC,
Gtd. Notes	Caa3	10.00	5/15/14	99		91,080
Gtd. Notes	NR	11.00	10/1/15	4		4,150
Gtd. Notes	Caa3	11.125	1/15/14	198		188,595
Gtd. Notes	Caa3	11.75	5/15/14	500		488,749
Sec’d. Notes	Caa2	11.00	10/1/15	400		416,000
Charter Communications Holdings II LLC,
Gtd. Notes	NR	10.25	10/1/13	88		95,480
Sr. Notes	Caa2	10.25	9/15/10	325		342,063
Sr. Notes, Ser. B	Caa2	10.25	9/15/10	250		262,500

See Notes to Financial Statements.

4	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

CSC Holdings, Inc.,
Debs.	B2	7.625%	7/15/18	$100		$101,250
Debs.	B2	7.875	2/15/18	50		51,688
Debs., Ser. B	B2	8.125	8/15/09	100		103,500
Sr. Notes	B2	7.875	12/15/07	350		354,375
Sr. Notes, Ser. B	B2	7.625	4/1/11	25		25,688
Sr. Notes, Ser. B	B2	8.125	7/15/09	200		207,000
Mediacom Broadband LLC, Sr. Notes	B3	8.50	10/15/15	125	(h)	127,188
Mediacom LLC., Sr. Notes	B3	9.50	1/15/13	25		25,688
NTL Cable PLC (United Kingdom), Sr. Notes	B2	9.125	8/15/16	400	(c)	424,999
Videotron Ltee (Canada), Gtd. Notes	Ba2	6.375	12/15/15	100	(c)	98,250

						3,408,248

Capital Goods 8.7%
ALH Finance LLC, Sr. Sub. Notes	B3	8.50	1/15/13	75		75,375
Allied Waste North America, Inc.,
Gtd. Notes, Ser. B	B1	9.25	9/1/12	167		176,603
Sec’d. Notes, Ser. B	B1	5.75	2/15/11	450		439,312
Sr. Notes	B1	7.25	3/15/15	95		96,900
Sr. Notes, Ser. B	B1	8.50	12/1/08	135		141,750
American Railcar Industries, Inc., Sr. Unsec’d. Notes	B1	7.50	3/1/14	325	(h)	330,688
Ashtead Capital, Inc., Notes	B3	9.00	8/15/16	175	(h)	189,000
Avis Budget Car Rental LLC, Sr. Notes	Ba3	7.625	5/15/14	105	(h)	106,575
Baldor Electric Co., Gtd. Notes	B3	8.625	2/15/17	175		183,969
Blount, Inc., Sr. Sub Notes	B2	8.875	8/1/12	425		443,062
Case New Holland, Inc., Gtd. Notes	Ba3	9.25	8/1/11	200		211,000
Columbus McKinnon Corp., Sr. Sub. Notes	B2	8.875	11/1/13	300		319,500
Hertz Corp., Gtd. Notes	B1	8.875	1/1/14	495		533,362
Invensys PLC (United Kingdom), Sr. Notes	B2	9.875	3/15/11	18	(c)(h)	19,350
JohnsonDiversey Holdings, Inc., Disc. Notes, Zero Coupon (until 5/15/07)	Caa1	Zero	5/15/13	210		214,200

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	5

Portfolio of Investments

February 28, 2007 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

JohnsonDiversey, Inc., Gtd. Notes, Ser. B	B3	9.625%	5/15/12	$75		$78,656
Manitowoc Co., Inc., (The), Gtd. Notes	B2	10.50	8/1/12	260		276,900
RBS Global & Rexnord Corp., Gtd. Notes	B3	9.50	8/1/14	300	(h)	316,500
Rental Service Corp., Bonds	Caa1	9.50	12/1/14	250	(h)	266,250
Stena AB (Sweden), Sr. Notes	Ba3	7.50	11/1/13	275	(c)	279,125
Terex Corp., Gtd. Notes	B1	7.375	1/15/14	275		282,563
United Rentals North America, Inc., Sr. Sub. Notes	B3	7.75	11/15/13	400		409,000
Valmont Industries, Inc., Gtd. Notes	Ba3	6.875	5/1/14	350		353,500

						5,743,140

Chemicals 4.5%
Equistar Chemical Funding LP,
Gtd. Notes	B1	10.125	9/1/08	215		227,363
Sr. Notes	B1	10.625	5/1/11	85		89,888
Huntsman International LLC, Gtd. Notes	NR	9.875	3/1/09	266		272,564
Huntsman LLC, Gtd. Notes	Ba3	11.625	10/15/10	611		662,934
Ineos Group Holdings PLC (United Kingdom), Sr. Sub. Notes	B2	8.50	2/15/16	75	(c)(h)	72,938
Koppers, Inc., Gtd. Notes	B2	9.875	10/15/13	236		257,239
Lyondell Chemical Co., Gtd. Notes	Ba2	10.50	6/1/13	224		245,280
Momentive Performance Materials, Inc., Sr. Notes	B3	9.75	12/1/14	225	(h)	235,688
Mosaic Co. (The),
Sr. Notes	B1	7.375	12/1/14	125	(h)	129,063
Sr. Notes	B1	7.625	12/1/16	125	(h)	130,313
Nalco Co.,
Sr. Notes	B1	7.75	11/15/11	275		283,937
Sr. Sub. Notes	B3	8.875	11/15/13	100		106,500
Rhodia SA (France), Sr. Sub. Notes	B3	8.875	6/1/11	113	(c)	118,368
Rockwood Specialties Group, Inc., Sr. Sub. Notes	B3	10.625	5/15/11	110		116,050

						2,948,125

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Consumer 2.1%
Levi Strauss & Co., Sr. Unsub. Notes	B3	9.75%	1/15/15	$200		$220,000
Mac-Gray Corp., Sr. Notes	B2	7.625	8/15/15	150		154,125
Playtex Products, Inc.,
Gtd. Notes	Caa1	9.375	6/1/11	325		335,969
Sec’d. Notes	Ba3	8.00	3/1/11	15		15,675
Service Corp. International, Inc.,
Sr. Notes	B1	7.375	10/1/14	350		366,625
Sr. Unsec’d. Notes	B1	6.50	3/15/08	125		125,625
TDS Investor Corp., Sr. Sub. Notes	Caa1	11.875	9/1/16	135	(h)	149,513

						1,367,532

Electric 9.5%
AES Corp.,
Sec’d. Notes	Ba3	8.75	5/15/13	90	(h)	96,075
Sr. Notes	B1	9.375	9/15/10	700		759,499
Sr. Notes	B1	9.50	6/1/09	75		79,688
AES Eastern Energy LP, Pass-Through Cert., Ser. 1999-A	Ba1	9.00	1/2/17	199		221,383
Aquila, Inc., Sr. Notes	B2	9.95	2/1/11	10		10,950
CMS Energy Corp.,
Sr. Notes	Ba3	7.50	1/15/09	120		122,700
Sr. Notes	Ba3	8.50	4/15/11	200		217,000
Dynegy Holdings, Inc.,
Debs.	B2	7.125	5/15/18	50		49,000
Debs.	B2	7.625	10/15/26	75		74,250
Sr. Notes	B2	6.875	4/1/11	75		75,563
Sr. Unsec’d. Notes	B2	8.375	5/1/16	275		294,250
Edison Mission Energy,
Sr. Notes	B1	7.73	6/15/09	275		283,938
Sr. Unsec’d. Notes	B1	7.75	6/15/16	225		238,500
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/1/19	135		147,488
Midwest Generation LLC,
Pass-thru Certs., Ser. A	Ba2	8.30	7/2/09	164		169,480
Pass-thru Certs., Ser. B	Ba2	8.56	1/2/16	33		36,523
Sec’d. Notes	Ba2	8.75	5/1/34	325		350,188

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	7

Portfolio of Investments

February 28, 2007 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Mirant Americas Generation LLC, Sr. Unsec’d. Notes	Caa1	8.30%	5/1/11	$100		$102,000
Mirant Corp.	NR	7.40	7/15/04	75	(f)(h)	1,125
Mirant North America LLC, Gtd. Notes	B2	7.375	12/31/13	360		369,899
Mission Energy Holdings Co., Sec’d. Notes	B2	13.50	7/15/08	75		81,844
Nevada Power Co., Gen. Ref. Mtge., Notes, Ser. I	Ba1	6.50	4/15/12	130		135,750
NRG Energy Inc.,
Gtd. Notes	B1	7.375	2/1/16	550		560,999
Gtd. Notes	B1	7.375	1/15/17	325		330,688
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10	370		429,199
Reliant Energy, Inc., Sec’d. Notes	B2	9.50	7/15/13	220		238,425
Sierra Pacific Resources, Inc., Sr. Notes	B1	8.625	3/15/14	95		102,879
TECO Energy, Inc., Sr. Notes	Ba2	7.50	6/15/10	400		423,499
TXU Corp.,
Sr. Notes, Ser. P	Ba1	5.55	11/15/14	50		45,732
Sr. Notes, Ser. Q	Ba1	6.50	11/15/24	150		135,944
UtiliCorp Canada Finance Corp. (Canada), Gtd. Notes	B2	7.75	6/15/11	115	(c)	123,625

						6,308,083

Energy-Other 5.7%
Chesapeake Energy Corp.,
Gtd. Notes	Ba2	6.50	8/15/17	185		182,225
Sr. Notes	Ba2	6.375	6/15/15	200		198,500
Sr. Notes	Ba2	6.875	1/15/16	200		202,500
Sr. Notes	Ba2	7.00	8/15/14	150		154,125
Compagnie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.50	5/15/15	425	(c)	433,499
Compton Petroleum Finance Corp. (Canada), Gtd. Notes	B2	7.625	12/1/13	100	(c)	98,000
Encore Acquisition Co.,
Sr. Sub. Notes	B1	6.00	7/15/15	50		44,750
Sr. Sub. Notes	B1	6.25	4/15/14	125		115,313
Forest Oil Corp.,
Sr. Notes	B1	8.00	6/15/08	100		102,000
Sr. Notes	B1	8.00	12/15/11	95		99,038

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Hanover Equipment Trust,
Sec’d. Notes, Ser. A	Ba3	8.50%	9/1/08	$43		$43,108
Sec’d. Notes, Ser. B	Ba3	8.75	9/1/11	125		130,000
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	100		100,000
Magnum Hunter Resources, Inc., Gtd. Notes	B1	9.60	3/15/12	23		24,121
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/1/14	75		74,438
Sr. Sub. Notes	Ba3	6.625	4/15/16	400		398,000
OPTI Canada, Inc. (Canada), Gtd. Notes	B1	8.25	12/15/14	200	(c)(h)	207,000
Parker Drilling Co., Sr. Notes	B2	9.625	10/1/13	450		489,374
PetroHawk Energy Corp., Gtd. Notes	B3	9.125	7/15/13	250		265,625
Pioneer Natural Resource Co.,
Bonds	Ba1	6.875	5/1/18	175		175,289
Sr. Notes	Ba1	5.875	7/15/16	100		94,773
Pogo Producing Co., Sr. Sub. Notes	B1	6.875	10/1/17	60		58,500
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	15		15,375
Tesoro Corp.,
Gtd. Notes	Ba1	6.25	11/1/12	15		15,075
Gtd. Notes	Ba1	6.625	11/1/15	50		50,500

						3,771,128

Foods 3.4%
Ahold Finance USA Inc.,
Gtd Notes	Ba1	6.875	5/1/29	75		74,719
Notes	Ba1	8.25	7/15/10	75		81,000
Alberton’s, Inc.,
Debs.	B1	7.45	8/1/29	275		276,734
Debs.	B1	8.70	5/1/30	100		109,092
Sr. Notes	B1	7.50	2/15/11	100		105,287
Aramark Corp.,
Sr. Notes	B3	8.50	2/1/15	125	(h)	129,844
Sr. Notes	B3	8.86	2/1/15	200	(h)(i)	206,499
Carrols Corp., Gtd. Notes	Caa1	9.00	1/15/13	175		180,688
Constellation Brands, Inc., Gtd. Notes	Ba2	7.25	9/1/16	175		181,562
Dean Foods Co., Gtd. Notes	Ba2	7.00	6/1/16	100		103,250

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	9

Portfolio of Investments

February 28, 2007 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	$100		$105,000
Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	125		136,604
Dole Food Co., Inc.,
Gtd. Notes	Caa1	7.25	6/15/10	100		97,000
Sr. Notes	Caa1	8.625	5/1/09	35		35,088
National Beef Packing Co. LLC, Sr. Notes	Caa1	10.50	8/1/11	150		157,125
Pilgrim’s Pride Corp., Gtd. Notes	B1	9.625	9/15/11	75		78,563
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125	6/15/12	100		102,125
Supervalu, Inc., Sr. Notes	B1	7.50	11/15/14	100		103,956

						2,264,136

Gaming 7.7%
Boyd Gaming Corp.,
Sr. Sub. Notes	Ba3	6.75	4/15/14	60		59,700
Sr. Sub. Notes	Ba3	8.75	4/15/12	200		208,500
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba1	8.125	5/15/11	110		116,463
CCM Merger, Inc., Notes	B3	8.00	8/1/13	400	(h)	400,000
Harrah’s Operating Co. Inc.,
Gtd. Notes	Baa3	5.375	12/15/13	25		22,313
Gtd. Notes	Baa3	5.50	7/1/10	150		148,125
Gtd. Notes	Baa3	5.625	6/1/15	375		324,375
Notes	Baa3	6.50	6/1/16	25		22,250
Isle of Capri Casinos, Inc., Gtd. Notes	B1	9.00	3/15/12	185		193,325
Mandalay Resort Group,
Sr. Notes	Ba2	9.50	8/1/08	250		261,563
Sr. Sub. Notes	B1	9.375	2/15/10	100		106,750
MGM Mirage, Inc.,
Gtd. Notes	Ba2	6.00	10/1/09	325		324,594
Gtd. Notes	Ba2	6.875	4/1/16	225		218,250
Gtd. Notes	Ba2	7.625	1/15/17	100		101,250
Gtd. Notes	B1	9.75	6/1/07	480		484,199
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba2	7.125	8/15/14	50		50,875
Sr. Sub. Notes	Ba2	8.00	4/1/12	175		182,000
Sr. Sub. Notes	Ba2	8.375	7/1/11	850	(f)	879,749

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Snoqualmie Entertainment Authority, Sr. Notes	B3	9.15%	2/1/14	$200	(h)(i)	$203,000
Station Casinos, Inc.,
Sr. Notes	Ba2	6.00	4/1/12	215		208,550
Sr. Sub. Notes	Ba3	6.50	2/1/14	75		69,563
Sr. Sub. Notes	Ba3	6.625	3/15/18	85		77,031
Unsec’d. Notes	Ba2	7.75	8/15/16	150		154,125
Trump Entertainment Resorts, Inc., Sec’d. Notes	Caa1	8.50	6/1/15	270		270,000

						5,086,550

Healthcare & Pharmaceutical 9.6%
Accellent, Inc., Gtd. Notes	Caa2	10.50	12/1/13	600		623,999
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	200		194,500
Concentra Operating Corp., Gtd. Notes	B3	9.50	8/15/10	275		290,813
Elan Finance PLC (Ireland), Gtd. Notes	B3	9.36	11/15/11	103		104,803
Fisher Scientific International, Inc., Sr. Sub. Notes	Baa3	6.125	7/1/15	150		150,125
Fresenius Medical Care Capital Trust II, Gtd. Notes	B1	7.875	2/1/08	500		507,500
Hanger Orthopedic Group, Inc., Gtd. Notes	Caa2	10.25	6/1/14	150		160,500
HCA, Inc.,
Debs.	Caa1	7.50	11/15/95	100		82,043
Sec’d. Notes	B2	9.25	11/15/16	775	(h)	830,218
Sec’d Notes, PIK	B2	9.625	11/15/16	600	(h)	647,999
Sr. Unsec’d. Notes	Caa1	6.25	2/15/13	100		90,625
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa1	8.75	2/15/12	205		212,688
Mylan Laboratories, Inc., Gtd. Notes	Ba1	6.375	8/15/15	75		74,813
Omnicare, Inc.,
Sr. Sub. Notes	Ba3	6.125	6/1/13	125		120,313
Sr. Sub. Notes	Ba3	6.875	12/15/15	100		99,000
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	300		306,750
Select Medical Corp., Gtd. Notes	B2	7.625	2/1/15	125		110,000
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625	1/15/12	405		441,450

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	11

Portfolio of Investments

February 28, 2007 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Skilled Healthcare Group, Inc., Sr. Sub. Notes	Caa1	11.00%	1/15/14	$530	(h)	$590,950
Ventas Realty LP,
Gtd. Notes	Ba2	6.75	6/1/10	200		204,250
Gtd. Notes	Ba2	8.75	5/1/09	280		296,800
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75	2/1/15	191		199,118

						6,339,257

Lodging 2.2%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50	6/1/11	225		241,594
Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	100		103,500
Host Marriott LP,
Gtd. Notes, Ser. Q	Ba1	6.75	6/1/16	325		326,625
Sr. Notes	Ba1	7.125	11/1/13	400		407,999
Sr. Notes, Ser. M	Ba1	7.00	8/15/12	200		203,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00	5/15/10	175	(c)	186,456

						1,469,174

Media & Entertainment 10.4%
AMC Entertainment, Inc.,
Gtd. Notes	B3	11.00	2/1/16	50		56,813
Gtd. Notes, Ser. B	Ba3	8.625	8/15/12	275		292,188
Sr. Sub. Notes	B3	8.00	3/1/14	100		102,500
Cinemark, Inc., Sr. Disc. Notes (Zero Coupon until 3/15/09)	B3	Zero	3/15/14	225		201,938
Clear Channel Communications, Inc.
Debs.	Baa3	6.875	6/15/18	25		23,456
Sr. Notes	Baa3	5.50	9/15/14	75		66,480
Sr. Notes	Baa3	5.75	1/15/13	250		235,709
Dex Media East LLC, Gtd. Notes	B2	12.125	11/15/12	406		445,078
Dex Media West LLC, Sr. Sub. Notes, Ser. B	B2	9.875	8/15/13	415		451,830
Dex Media, Inc., Notes	B3	8.00	11/15/13	165		172,425
DirecTV Holdings LLC, Sr. Notes	Ba3	8.375	3/15/13	150		158,438
Echostar DBS Corp.,
Gtd. Notes	Ba3	6.625	10/1/14	75		75,750
Gtd. Notes	Ba3	7.125	2/1/16	325		335,969
Sr. Notes	Ba3	6.375	10/1/11	75		75,375

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Gray Television, Inc., Gtd. Notes	B1	9.25%	12/15/11	$285		$297,825
Idearc, Inc., Sr. Notes	B2	8.00	11/15/16	200	(h)	205,500
Intelsat Bermuda Ltd., (Bermuda),
Gtd. Notes	B2	9.25	6/15/16	175	(c)(h)	193,375
Sr. Notes	Caa1	11.25	6/15/16	750	(c)(h)	849,374
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875	10/1/13	200		185,000
Morris Publishing Group LLC, Gtd. Notes	B1	7.00	8/1/13	65		62,400
Nielsen Finance LLC, Sr. Notes	B3	10.00	8/1/14	125	(h)	136,563
PRIMEDIA, Inc., Sr. Notes	B2	10.735	5/15/10	200	(i)	207,500
Quebecor World Capital Corp. (Canada), Sr. Notes	B2	8.75	3/15/16	125	(c)(h)	127,813
Quebecor World, Inc. (Canada), Sr. Notes	B2	9.75	1/15/15	100	(c)(h)	105,750
Rainbow National Services LLC,
Sr. Notes	B2	8.75	9/1/12	125	(h)	132,813
Sr. Sub. Debs.	B3	10.375	9/1/14	25	(h)	28,000
RH Donnelly Corp., Sr. Notes, Ser. A-3	B3	8.875	1/15/16	450		480,374
RH Donnelley Finance Corp. I, Gtd. Notes	B2	10.875	12/15/12	200	(h)	217,000
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/1/14	20		19,350
Sun Media Corp. (Canada), Gtd. Notes	Ba2	7.625	2/15/13	400	(c)	406,000
Universal City Florida Holdings Co., Sr. Notes	B3	10.11	5/1/10	250	(i)	258,750
Vertis, Inc.,
Gtd. Notes, Ser. B	Caa1	10.875	6/15/09	45		45,900
Sec’d. Notes	B1	9.75	4/1/09	200		204,000

						6,857,236

Metals 5.6%
AK Steel Corp., Gtd. Notes	B2	7.75	6/15/12	175		177,188
Aleris International, Inc.,
Sr. Notes, PIK	B3	9.00	12/15/14	150	(h)	159,000
Sr. Sub. Notes	Caa1	10.00	12/15/16	100	(h)	105,500
Arch Western Finance LLC, Gtd. Notes	B1	6.75	7/1/13	160		157,200
Century Aluminum Co., Gtd. Notes	B1	7.50	8/15/14	300		306,750

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	13

Portfolio of Investments

February 28, 2007 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Chaparral Steel Co., Gtd. Notes	B1	10.00%	7/15/13	$430		$480,525
FMG Finance Pty Ltd. (Australia), Sec’d. Notes (cost $147,000; purchased 1/18/07)	Ba3	10.00	9/1/13	140	(c)(g)(h)	151,900
Gerdau AmeriSteel Corp. (Canada), Sr. Notes	Ba2	10.375	7/15/11	500	(c)	532,500
Indalex Holding Corp., Sec’d. Notes	Caa1	11.50	2/1/14	25	(h)	26,750
Ispat Inland ULC (Canada), Sec’d. Notes	Baa3	9.75	4/1/14	140	(c)	157,555
Metals USA, Inc., Sec’d. Notes	B3	11.125	12/1/15	447		496,170
Novelis, Inc. (Canada), Gtd. Notes	B2	7.25	2/15/15	225	(c)	234,000
PNA Group, Inc., Sr. Notes (cost $175,000; purchased 8/4/06)	B3	10.75	9/1/16	175	(f)(g)(h)	185,500
Ryerson, Inc., Sr. Notes	B3	8.25	12/15/11	135		136,350
United States Steel Corp., Sr. Notes	Baa3	9.75	5/15/10	400		422,500

						3,729,388

Non-Captive Finance 2.6%
General Motors Acceptance Corp.,
Notes	Ba1	6.75	12/1/14	285		284,237
Notes	Ba1	6.875	9/15/11	450		455,401
Notes	Ba1	6.875	8/28/12	950		957,240

						1,696,878

Packaging 3.5%
Berry Plastics Holding Corp.,
Sec’d. Notes	B2	8.875	9/15/14	200		207,000
Sec’d. Notes	B2	9.235	9/15/14	225	(i)	232,313
Crown Americas LLC, Gtd. Notes	B1	7.625	11/15/13	300		309,750
Exopack Holding Corp., Gtd. Notes	B3	11.25	2/1/14	150		162,000
Graham Packaging Co., Inc.,
Gtd. Notes	Caa1	8.50	10/15/12	175		177,625
Sub. Notes	Caa1	9.875	10/15/14	125		128,750
Greif, Inc., Sr. Notes	Ba2	6.75	2/1/17	175	(h)	176,750

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Owens-Brockway Glass Container, Inc., Sec’d. Notes	Ba2	8.75%	11/15/12	$705		$740,250
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	175		174,125

						2,308,563

Paper 4.1%
Abitibi Consolidated, Inc. (Canada), Notes	B2	7.75	6/15/11	120	(c)	117,600
Bowater Canada Finance Corp. (Canada), Gtd. Notes	B2	7.95	11/15/11	100	(c)	100,500
Cascades, Inc. (Canada), Sr. Notes	Ba3	7.25	2/15/13	275	(c)	277,750
Catalyst Paper Corp. (Canada),
Gtd. Notes, Ser. D	B2	8.625	6/15/11	300	(c)	305,999
Sr. Notes	B2	7.375	3/1/14	100	(c)	99,000
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75	3/15/10	300		300,000
Domtar, Inc., (Canada), Notes	B2	7.875	10/15/11	100	(c)	105,750
Georgia-Pacific Corp., Gtd. Notes (cost $275,000; purchased 12/14/06)	Ba3	7.125	1/15/17	275	(g)(h)	275,000
Graphic Packaging International Corp.,
Sr. Notes	B2	8.50	8/15/11	200		208,000
Sr. Sub. Notes	B3	9.50	8/15/13	150		159,938
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50	6/1/13	150		149,250
Millar Western Forest Products Ltd. (Canada), Sr. Notes	B2	7.75	11/15/13	110	(c)	103,675
Norampac, Inc. (Canada), Sr. Notes	Ba3	6.75	6/1/13	110	(c)	108,900
P.H. Glatfelter., Gtd. Notes	Ba1	7.125	5/1/16	75		76,125
Smurfit-Stone Container Enterprises, Inc.
Sr. Notes	B2	8.375	7/1/12	75		76,500
Sr. Notes	B2	9.75	2/1/11	50		51,688
Stone Container Finance (Canada), Gtd. Notes	B2	7.375	7/15/14	100	(c)	98,750
Tembec Industries, Inc. (Canada), Gtd. Notes	Ca	7.75	3/15/12	205	(c)	141,706

						2,756,131

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	15

Portfolio of Investments

February 28, 2007 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Pipelines & Other 7.3%
AmeriGas Partners LP, Sr. Notes	B1	7.125%	5/20/16	$175		$175,875
El Paso Corp., Sr. Notes	B2	7.00	5/15/11	465		487,669
El Paso Production Holdings Co., Gtd. Notes	B1	7.75	6/01/13	525		548,624
Ferrellgas Partners LP,
Sr. Notes	Ba3	6.75	5/1/14	50		49,000
Sr. Notes	B2	8.75	6/15/12	100		104,000
Inergy LP,
Gtd. Notes	B1	8.25	3/1/16	50		52,750
Sr. Notes	B1	6.875	12/15/14	150		147,750
Kinder Morgan Finance Co. ULC (Canada),
Gtd. Notes	Baa2	5.70	1/5/16	125	(c)	118,975
Gtd. Notes	Baa2	6.40	1/5/36	175	(c)	163,452
Pacific Energy Partners LP, Sr. Notes	Baa3	7.125	6/15/14	100		104,857
Southern Natural Gas Co., Unsub. Notes	Ba1	8.875	3/15/10	250		261,095
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/1/13	400	(h)	406,000
Tennessee Gas Pipeline Co.,
Debs.	Ba1	7.00	3/15/27	215		235,326
Debs.	Ba1	7.00	10/15/28	25		27,358
Debs.	Ba1	7.625	4/1/37	295		347,821
Williams Cos., Inc. (The),
Debs., Ser. A	Ba2	7.50	1/15/31	100		105,500
Notes	Ba2	7.125	9/1/11	200		209,000
Notes	Ba2	7.75	6/15/31	100		106,500
Notes	Ba2	7.875	9/1/21	245		268,275
Notes	Ba2	8.75	3/15/32	25		28,625
Sr. Unsec’d. Notes	Ba2	8.125	3/15/12	475		515,375
Williams Partners LP, Bonds	Ba3	7.25	2/1/17	375	(h)	393,750

						4,857,577

Retailers 1.8%
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00	3/15/14	50		51,063
Couche-Tard Finance Corp., Sr. Sub. Notes	Ba2	7.50	12/15/13	125		128,125
GSC Holdings Corp., Gtd. Notes	B1	8.00	10/1/12	65		69,063

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Jean Coutu Group, Inc. (Canada),
Sr. Notes	B3	7.625%	8/1/12	$50	(c)	$53,125
Sr. Sub. Notes	Caa2	8.50	8/1/14	145	(c)	149,713
Neiman-Marcus Group, Inc.,
Gtd. Notes, PIK	B2	9.00	10/15/15	125		137,500
Gtd. Notes	B3	10.375	10/15/15	30		33,600
Pantry, Inc. (The), Sr. Sub. Notes	B3	7.75	2/15/14	165		165,825
Rite Aid Corp., Sec’d. Notes	B3	8.125	5/1/10	245		251,430
Susser Holdings LLC, Gtd. Notes	B2	10.625	12/15/13	134		147,400

						1,186,844

Technology 8.5%
Amkor Technology, Inc., Sr. Notes	Caa1	7.125	3/15/11	75		72,188
Avago Technologies Wireless (Singapore),
Gtd. Notes	B2	10.125	12/1/13	260	(c)	278,200
Gtd. Notes	Caa1	11.875	12/1/15	75	(c)	83,438
Flextronics International Ltd. (Singapore), Sr. Sub. Notes	Ba2	6.25	11/15/14	200	(c)	193,500
Freescale Semiconducter, Inc.,
Sr. Notes	B1	8.875	12/15/14	205	(h)	207,819
Sr. Notes, PIK	B1	9.125	12/15/14	755	(h)	765,380
Sr. Sub Notes	B2	10.125	12/15/16	525	(h)	537,469
Iron Mountain, Inc.,
Gtd. Notes	B3	7.75	1/15/15	250		255,625
Gtd. Notes	B3	8.625	4/1/13	175		179,375
Nortel Networks Ltd. (Canada),
Gtd. Notes	B3	4.25	9/1/08	135	(c)	131,794
Gtd. Notes	B3	9.61	7/15/11	325	(c)(h)(i)	347,750
NXP BV/NXP Funding LLC,
Sec’d. Notes	Ba2	7.875	10/15/14	400	(h)	413,000
Sr. Notes	B2	9.50	10/15/15	325	(h)	335,563
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375	10/1/11	150	(c)	150,750
Sensata Technologies BV (Netherlands), Sr. Notes	Caa1	8.25	5/1/14	300	(c)(h)	301,500
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	300		324,750
Spansion LLC, Sr. Notes	Caa1	11.25	1/15/16	150	(h)	159,000

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	17

Portfolio of Investments

February 28, 2007 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba2	6.75%	11/15/11	$50	(c)	$49,500
Sungard Data Data Systems Inc., Gtd. Notes	Caa1	9.90	8/15/13	750	(i)	783,749
Xerox Corp., Sr. Notes	Baa3	6.875	8/15/11	50		52,943

						5,623,293

Telecommunications 10.7%
Centennial Communications Corp., Sr. Notes	B2	8.125	2/1/14	155		160,813
Cincinnati Bell, Inc.,
Gtd. Notes	Ba3	7.25	7/15/13	75		77,813
Sr. Sub. Notes	B2	8.375	1/15/14	125		128,281
Citizens Communications Co.,
Notes	Ba2	9.25	5/15/11	205		228,063
Sr. Notes	Ba2	6.25	1/15/13	150		150,000
Sr. Notes	Ba2	9.00	8/15/31	75		83,063
Cricket Communications, Inc., Sr. Notes	Caa2	9.375	11/1/14	175	(h)	184,625
Dobson Cellular Systems, Inc., Sec’d. Notes	Ba2	8.375	11/1/11	250		265,625
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B	B3	12.50	5/1/15	225		252,563
Level 3 Communications, Inc., Sr. Notes	CCC(d)	11.50	3/1/10	100		111,000
Level 3 Financing, Inc.,
Gtd. Notes	B3	12.25	3/15/13	575		671,312
Sr. Notes	B3	8.75	2/15/17	175	(h)	175,656
Sr. Notes	B3	9.25	11/1/14	100	(h)	102,625
MetroPCS Wireless, Inc., Sr. Notes	Caa2	9.25	11/1/14	200	(h)	210,000
Nextel Partners, Inc., Gtd. Notes	BBB(d)	8.125	7/1/11	375		391,212
Nordic Telephone Co. Holdings (Denmark), Sr. Notes	B2	8.875	5/1/16	265	(c)(h)	285,537
Qwest Communications International, Inc., Gtd. Notes, Ser. B	Ba3	7.50	2/15/14	65		67,356
Qwest Corp., Debs.	Ba1	6.875	9/15/33	250		242,188
Debs.	Ba1	7.50	6/15/23	650		658,937
Notes	Ba1	8.875	3/15/12	125		138,125
Sr. Notes	Ba1	7.50	10/1/14	200		212,250

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sr. Notes	Ba1	7.625%	6/15/15	$275		$293,562
Sr. Notes	Ba1	7.875	9/1/11	150		159,188
Rogers Wireless, Inc. (Canada),
Sec’d. Notes	Ba1	7.50	3/15/15	150	(c)	164,625
Sec’d. Notes	Ba1	9.625	5/01/11	125	(c)	142,813
Sr. Sub. Notes	Ba2	8.00	12/15/12	200	(c)	213,250
Rural Cellular Corp., Sr. Notes	B3	9.875	2/01/10	135		142,763
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25	2/15/14	100		107,250
UbiquiTel Operating Co., Gtd. Notes	BBB(d)	9.875	3/01/11	250		269,032
Windstream Corp.
Sr. Notes	Ba3	7.00	3/15/19	500	(h)	501,874
Sr. Notes	Ba3	8.625	8/01/16	300		328,499

						7,119,900

Tobacco 0.4%
Reynolds American, Inc.,
Sec’d. Notes	Ba2	6.50	7/15/10	70		71,547
Sec’d. Notes	Ba2	7.625	6/1/16	175		190,071

						261,618

Total corporate bonds (cost $80,238,980)						83,151,819

SOVEREIGN BONDS 1.5%
Republic of Argentina,
Bonds, F.R.N.	B3	3.00	4/30/13	201	(c)(i)	156,975
Bonds, F.R.N	B3	5.475	8/3/12	255	(c)(i)	234,305
Republic of Colombia, Notes	Ba2	10.00	1/23/12	200	(c)	235,000
Republic of Philippines, Bonds	B1	9.375	1/18/17	300	(c)	366,375

Total sovereign bonds (cost $926,494)						992,655

				Shares

COMMON STOCKS 0.7%
IMPSAT Fiber Networks, Inc. (Argentina)				2,330	(b)(c)	21,506
Premium Standard Farms, Inc.				21,883	(f)	454,947

Total common stocks (cost $374,980)						476,453

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	19

Portfolio of Investments

February 28, 2007 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Shares		Value (Note 1)

PREFERRED STOCK(b) 0.6%
ION Media Networks, Inc., 14.25%, PIK (cost $393,072)				55		$426,250

				Units

WARRANTS(b)
Sterling Chemical Holdings, Inc., expiring 8/15/08				140	(f)	0
Viasystems Group, Inc., expiring 1/10/31				10,871	(f)	1
XM Satellite Radio, Inc., expiring 3/15/10				150	(f)(h)	0

Total warrants (cost $219,817)						1

Total long-term investments (cost $82,153,343)						85,047,178

				Principal Amount (000)
SHORT-TERM INVESTMENT 5.0%
U.S. GOVERNMENT AGENCY SECURITY
Federal Home Loan Bank, Discount Note (cost $3,313,000)	NR	5.17%(e)	3/1/07	$3,313		3,312,524

Total Investments(j) 133.3% (cost $85,466,343; Note 4)						88,359,702
Liabilities in excess of other assets (33.3)%						(22,076,578)

Net Assets 100.0%						$66,283,124

F.R.N.—Floating Rate Note

M.T.N.—Medium Term Note

NR—Not rated by Moody’s or Standard & Poor’s

PIK—Payment in Kind

(a)	Represents issuer in default on interest payment; non-income producing security.
(b)	Non-income producing security.
(c)	US$ denominated foreign securities.

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

(d)	Standard & Poor’s Rating.
(e)	Percentage quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates a restricted security; the aggregate cost of such securities is $597,000. The aggregate value of $612,400 is approximately 0.9% of net assets.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1993 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at February 28, 2007.
(j)	As of February 28, 2007, one security representing $1 and 0.0% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2007 were as follows:

Telecommunications	10.7%
Media & Entertainment	10.4
Healthcare & Pharmaceutical	9.6
Electric	9.5
Capital Goods	8.7
Technology	8.5
Gaming	7.7
Pipelines & Other	7.3
Energy-Other	5.7
Metals	5.6
Automotive	5.4
Cable	5.1
U.S. Government Agency Security	5.0
Chemicals	4.5
Paper	4.1
Aerospace & Defense	3.6
Packaging	3.5
Foods	3.4
Non-Captive Finance	2.6
Building Materials & Construction	2.2
Lodging	2.2
Consumer	2.1
Retailers	1.8
Sovereign Bonds	1.5
Common Stocks	0.7
Banking	0.6
Preferred Stock	0.6
Tobacco	0.4
Airlines	0.3

133.3
Liabilities in excess of other assets	(33.3)

100.0%

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	21

Statement of Assets and Liabilities

as of February 28, 2007 (Unaudited)

Assets
Investments, at value (cost $85,466,343)	$88,359,702
Foreign currency, at value (cost $64,153)	69,849
Interest and dividend receivable	1,656,456
Receivable for investments sold	655,427
Prepaid expenses	836

Total assets	90,742,270

Liabilities
Loan payable (Note 5)	23,000,000
Payable for investments purchased	1,115,689
Accrued expenses	119,298
Loan interest payable	109,899
Deferred directors’ fees	58,013
Management fee payable	35,537
Payable to custodian	20,710

Total liabilities	24,459,146

Net Assets	$66,283,124

Net assets were comprised of:
Common stock, at par	$116,005
Paid-in capital in excess of par	86,546,061

86,662,066
Undistributed net investment income	261,211
Accumulated net realized loss on investments and foreign currency transactions	(23,539,208)
Net unrealized appreciation on investments and foreign currencies	2,899,055

Net assets, February 28, 2007	$66,283,124

Net asset value per share ($66,283,124 ÷ 11,600,472 shares of common stock issued and outstanding)	$5.71

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Statement of Operations

Six Months Ended February 28, 2007 (Unaudited)

Net Investment Income
Income
Interest	$3,472,535
Dividends (net of foreign withholding taxes of $149)	3,716

Total Income	3,476,251

Expenses
Management fee	224,990
Loan interest expense (Note 5)	703,820
Reports to shareholders	37,000
Custodian’s fees and expenses	35,000
Legal fees and expenses	16,000
Transfer agent’s fees and expenses	15,000
Audit fee	13,000
Registration fees	12,000
Directors’ fees and expenses	7,000
Miscellaneous	15,519

Total expenses	1,079,329

Net investment income	2,396,922

Realized And Unrealized Gain On Investments And Foreign Currency Transactions
Net realized gain on investments	602,234

Net change in net unrealized appreciation/depreciation on:
Investments	2,304,105
Foreign currencies	2,129

2,306,234

Net gain on investments and foreign currency transactions	2,908,468

Net Increase In Net Assets Resulting From Operations	$5,305,390

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	23

Statement of Cash Flows

Six Months Ended February 28, 2007 (Unaudited)

Increase (Decrease) In Cash
Cash flows provided from (used in) operating activities:
Interest and dividends received (excluding discount and premium amortization of $59,085)	$3,408,768

Operating expenses paid	(388,139)
Loan interest paid	(716,275)
Maturities of short-term portfolio investments, net	(474,779)
Purchases of long-term portfolio investments	(21,349,793)
Proceeds from disposition of long-term portfolio investments	21,959,822
Prepaid expenses	(836)

Net cash provided from operating activities	2,438,768

Cash flows used in financing activities:
Cash dividends paid	(2,456,087)
Payable to custodian for temporary overdraft	20,069

Net cash used in financing activities	(2,436,018)

Net increase in cash	2,750
Cash at beginning of period	67,099

Cash at end of period	$69,849

Reconciliation Of Net Increase In Net Assets To Net Cash Provided From (Used In) Operating Activities
Net increase in net assets resulting from operations	$5,305,390

Increase in investments	(445,700)
Net realized gain on investment transactions	(602,234)
Increase in net unrealized appreciation on investments	(2,306,234)
Increase in interest and dividends receivable	(8,398)
Increase in receivable for investments sold	(144,896)
Increase in prepaid expenses	(836)
Increase in payable for investments purchased	666,761
Decrease in loan interest payable	(11,400)
Decrease in accrued expenses and other liabilities	(13,685)

Total adjustments	(2,866,622)

Net cash provided from operating activities	$2,438,768

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2007	Year Ended August 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,396,922	$4,995,449
Net realized gain (loss) on investment and foreign currency transactions	602,234	(310,300)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	2,306,234	(1,387,475)

Net increase in net assets resulting from operations	5,305,390	3,297,674
Dividends paid to shareholders from net investment income	(2,436,099)	(4,930,396)

Total increase (decrease)	2,869,291	(1,632,722)

Net Assets
Beginning of period	63,413,833	65,046,555

End of period(a)	$66,283,124	$63,413,833

(a) Includes undistributed net investment income of	$261,211	$300,388

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	25

Notes to Financial Statements

(Unaudited)

The High Yield Income Fund, Inc. (the “Fund”) was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund’s primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or non-rated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by a principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of February 28, 2007, there was one security whose value was adjusted in accordance with procedures approved by the Board of Directors.

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Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund’s custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked to market daily, having a value equal to or greater than the Fund’s purchase commitments with respect to certain investments.

Restricted Securities: The Fund may invest up to 20% of its total assets in securities, which are not readily marketable, including those which are restricted as to disposition under securities law (“restricted securities”).

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting discounts and amortizing premiums on debt obligations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The High Yield Income Fund, Inc.	27

Notes to Financial Statements

(Unaudited) Cont’d

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains or losses resulting from the valuing of foreign currency denominated assets (excluding investments) and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of stated coupon rate, original issue discount, market discount and premium, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund amortizes premium and accrue discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

28	Visit our website at www.jennisondryden.com

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed weekly and payable monthly, at an annual rate of .70 of 1% of the average weekly net assets of the Fund.

PI and PIM are indirect, wholly-owned subsidiaries of The Prudential Financial, Inc. (“Prudential”).

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2007, aggregated $21,349,793 and $21,959,822, respectively.

Note 4. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2007, were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$86,033,120	$3,542,221	$1,215,639	$2,326,582

The High Yield Income Fund, Inc.	29

Notes to Financial Statements

(Unaudited) Cont’d

The difference between book basis and tax basis was attributed to deferred losses on wash sales, differences in the treatment of premium and market discount amortization for book and tax purposes and other book to tax adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2006 of approximately $23,176,300, of which $510,300 expires in 2007, $3,336,700 expires in 2008, $5,010,500 expires in 2009, $6,960,200 expires in 2010, $7,076,300 expires in 2011 and $282,300 expires in 2014. Accordingly, no capital gains distribution is expected to be paid to shareholders until net realized gains have been realized in excess of such amounts. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date. In addition, the Fund elected to treat post-October currency and capital losses of approximately $1,000 and $356,100, respectively incurred in the ten month period ended August 31, 2006 as having been incurred in the following fiscal year.

Note 5. Borrowings

The Fund has a credit agreement with State Street Bank & Trust Co. The maximum commitment under this agreement is $35,000,000. Interest on any such borrowings outstanding fluctuates daily at .75 of one percentage point over the Federal Funds rate and is payable monthly. The Fund may utilize these borrowings (leverage) in order to increase the potential for gain on amounts invested. There can be no guarantee that these gains will be realized. There are increased risks associated with the use of leverage. The expiration of the credit agreement was June 5, 2006. Effective June 6, 2006, the Fund renewed the credit agreement with State Street Bank & Trust Co. under the same terms. The expiration of the renewed credit agreement is June 4, 2007. The average daily balance outstanding during the six months ended February 28, 2007, was $23,000,000 at a weighted average interest rate of 6.03%. The maximum face amount of borrowings outstanding at any month-end during the six months ended February 28, 2007 was $23,000,000.

The Fund pays commitment fees at an annual rate of .10 of 1% on any unused portion of the credit agreement. The commitment fee is accrued daily and paid quarterly. Commitment fees are included in “Loan interest expense” as reported on the Statement of Operations.

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Note 6. Capital

There are 200 million shares of $.01 par value common stock authorized. Prudential owned 11,000 shares of common stock as of February 28, 2007.

During the six months ended February 28, 2007 the Fund did not issue shares in connection with the reinvestment of dividends. During the year ended August 31, 2006 the Fund did not issue shares in connection with the reinvestment of dividends.

Note 7. Subsequent Events

On March 1 and April 2, 2007 the Board of Directors of the Fund declared dividends of $.035 and $.040 per share, respectively, payable on March 30 and April 30, 2007, respectively, to shareholders of record on March 15 and April 16, 2007, respectively.

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until June 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

The High Yield Income Fund, Inc.	31

Financial Highlights

(Unaudited)

	Six Months Ended February 28, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period(a)	$5.47

Net investment income	.21
Net realized and unrealized gain (loss) on investments	.24

Total from investment operations	.45
Dividends paid to shareholders from net investment income	(.21)

Net asset value, at end of period(a)	$5.71

Market price per share, end of period(a)	$5.23

Total Investment Return(b)	11.38%
Ratios/Supplemental Data:
Net assets, end of period (000)	$66,283
Average net assets (000)	$64,816
Ratios to average net assets:
Expenses, before loan interest	1.17	% (c)
Total expenses	3.36	% (c)
Net investment income	7.46	% (c)
Portfolio turnover rate	25	% (d)
Asset coverage	388%
Total debt outstanding at period-end (000)	$23,000

(a)	NAV and market value are published in The Wall Street Journal each Monday.
(b)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions. Total investment return for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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Year Ended August 31,
2006	2005	2004	2003	2002

$5.61	$5.57	$5.25	$4.53	$5.42

.43	.45	.50	.52	.57
(.14)	.09	.39	.74	(.90)

.29	.54	.89	1.26	(.33)
(.43)	(.50)	(.57)	(.54)	(.56)

$5.47	$5.61	$5.57	$5.25	$4.53

$4.89	$5.43	$5.93	$5.23	$4.67

(1.87)%	(.04)%	25.47%	24.52%	(12.52)%

$63,414	$65,047	$64,471	$60,446	$51,806
$63,605	$65,406	$63,724	$55,261	$56,741

1.16%	1.36%	1.48%	1.44%	1.31%
3.12%	2.71%	2.31%	2.38%	2.33%
7.85%	7.91%	9.05%	10.93%	11.15%
58%	75%	98%	118%	133%
376%	383%	358%	347%	349%
$23,000	$23,000	$25,000	$24,500	$21,000

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	33

■ MAIL	■ TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 451-6788

DIRECTORS
Linda W. Bynoe • David E. A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Deborah A. Docs, Chief Legal Officer and Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Jonathan D. Shain, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT AND REGISTRAR	Computershare Trust Company, N.A. c/o Computershare Investor Services	PO Box 43011 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment advisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 451-6788 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, The High Yield Income Fund, Inc., Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330).

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

HYIS    429904105    IFS-A132087    Ed. 04/2007

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The High Yield Income Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date	April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	April 23, 2007

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	April 23, 2007

*	Print the name and title of each signing officer under his or her signature.